Financial liabilities - Disclosure of composition of debt instruments excluding promissory notes (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Bonds and debentures outstanding
Disclosure of financial liabilities [line items]
Financial liabilities	€ 239,696	€ 231,880	€ 217,735	€ 211,597
Subordinated
Disclosure of financial liabilities [line items]
Financial liabilities	32,111	30,529	€ 26,864	€ 25,717
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	311,862	308,579
Debt instruments | Bonds and debentures outstanding
Disclosure of financial liabilities [line items]
Financial liabilities	239,696	231,880
Debt instruments | Subordinated
Disclosure of financial liabilities [line items]
Financial liabilities	32,111	30,529
Debt instruments | Promissory notes and other securities
Disclosure of financial liabilities [line items]
Financial liabilities	€ 40,055	€ 46,170